Fair Value Measurements (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Inputs, Level 1 [Member]
Deferred compensation plan assets
Trust Assets	$ 648	$ 2,146
Fair Value, Inputs, Level 2 [Member]
Deferred compensation plan assets
Insurance	18,448	17,396
Liabilities:
Pension plan	(27,181)	(34,803)
Deferred compensation plan liabilities	(21,834)	(21,159)
Long‑term debt	(957,441)	(912,471)
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Earn-outs related to acquisitions	1,916	5,995	$ 650
Cash | Fair Value, Inputs, Level 1 [Member]
Assets:
Fair value of plan assets	15,821	16,024
US Government Agencies Debt Securities [Member]
Assets:
Plan assets at net asset value	3,161	3,206
Liability Driven Investment [Member]
Assets:
Plan assets at net asset value	2,598	2,754
Guernsey Unit Trust [Member]
Assets:
Plan assets at net asset value	965	932
Global Absolute Return [Member]
Assets:
Plan assets at net asset value	$ 2,038	$ 2,139